COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Combined Condensed Statements Of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ (44)	$ 1	$ 6
Non-cash items affecting net income
Income from equity accounted investments	(8)	0	0
Changes in non-cash balances related to operations
Changes in working capital	52	(1)	(6)
Cash flows from operating activities	1,581	399	309
Investing activities
Cash flows from investing activities	(3,864)	(385)	(268)
Financing activities
Issuance of equity	1,410	13	5
Return of capital	(8)	0	0
Cash flows from financing activities	2,640	13	(35)
Cash and cash equivalents, beginning of year	393	35	13
Net change during the year	357	27	6
Cash and cash equivalents, end of year	35	13	8
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Operating activities
Net income (loss)	(44)	1	6
Non-cash items affecting net income
Income from equity accounted investments	41	(1)	(6)
Changes in non-cash balances related to operations
Changes in working capital	5	0	0
Cash flows from operating activities	2	0	0
Investing activities
Investments in shares of subsidiaries	(1,475)	(13)	(5)
Cash flows from investing activities	(1,475)	(13)	(5)
Financing activities
Issuance of equity	1,501	13	5
Return of capital	(3)	0	0
Cash flows from financing activities	1,498	13	5
Cash and cash equivalents, beginning of year	25	0	0
Net change during the year	25	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0